SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of changes in accounting estimates [abstract]
AGING SCHEDULE BASED ON DUE DATE	Aging Schedule based on due date
	Aging schedule
	December 31, 2020	December 31, 2021

Within payment terms	$196	$857

Total	$196	$857

SCHEDULE OF THREE-LEVEL MATRIX

Based on its past experience and historical data along with a consideration of future projections of factors, such as the economic environment, the Company has established a three-level matrix. The three-level matrix contains the following groups and balances:

	December 31, 2020	December 31, 2021

Customers from public establishments	$173	$296
Customers from institutions	15	-
Other customers	8	561

Total	$196	$857

SCHEDULE OF ESTIMATED USEFUL LIVES OF ASSETS
Estimated useful lives

Computers and electronic equipment	3
Furniture and equipment	7
Vehicles	6.67
Leasehold Improvement	10